Lease and Commitments - Schedule of Present Value of Future Lease Payments Between Current and Non-current Assets and Liabilities (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 170,896
Total operating lease assets	170,896	$ 148,693
Operating lease current liability	26,363	$ 24,791
Operating lease other liability	144,533
Total operating lease liabilities	$ 170,896